Fair Value (Assets Measured At Fair Value On A Non-Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	$ 3,830	$ 4,087
Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	3,063	2,650
Commercial [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	115	130
Single-Family Mortgage Loans [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	116	122
Multi-Family Mortgage Loans [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans		37
Real Estate, Commercial, Non-Owner Occupied [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	$ 2,832	2,161
Real Estate, Commercial, Owner Occupied [Member] | Financial instruments measured at fair value on a non-recurring basis [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans		$ 200